EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Income from continuing operations	$ 52,939	$ 56,047	$ 97,068	$ 127,534
Income from continuing operations attributable to Dole plc	44,916	48,099	83,798	124,293
Income (loss) from discontinued operations, net of income taxes				25,967
Net income attributable to Dole plc	$ 9,966	$ 80,117	$ 48,878	$ 150,260
Weighted average number of shares outstanding:
Weighted average shares - basic (in shares)	95,145	94,930	95,127	94,930
Effect of share options with a dilutive effect (in shares)	705	410	636	355
Weighted average shares - diluted (in shares)	95,850	95,340	95,763	95,285
Basic:
Continuing operations (in USD per share)	$ 0.47	$ 0.51	$ 0.88	$ 1.31
Discontinued operations (in USD per share)	(0.37)	0.34	(0.37)	0.27
Net income per share attributable to Dole plc - basic (in USD per share)	0.10	0.85	0.51	1.58
Diluted:
Continuing operations (in USD per share)	0.46	0.50	0.87	1.30
Discontinued operations (in USD per share)	(0.36)	0.34	(0.36)	0.27
Net income per share attributable to Dole plc - diluted (in USD per share)	$ 0.10	$ 0.84	$ 0.51	$ 1.57
Net income attributable to noncontrolling interests	$ (8,023)	$ (7,948)	$ (13,270)	$ (3,241)
(Loss) income from discontinued operations, net of income taxes	$ (34,950)	$ 32,018	$ (34,920)	$ 25,967